UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-22061

Exact name of registrant as specified in charter:

BlackRock Funds II
      BlackRock Aggressive Growth Prepared Portfolio
      BlackRock AMT-Free Municipal Bond Portfolio
      BlackRock Conservative Prepared Portfolio
      BlackRock Delaware Municipal Bond Portfolio
      BlackRock Enhanced Income Portfolio
      BlackRock GNMA Portfolio
      BlackRock Government Income Portfolio
      BlackRock Growth Prepared Portfolio
      BlackRock High Yield Bond Portfolio
      BlackRock Inflation Protected Bond Portfolio
      BlackRock Intermediate Bond Portfolio II
      BlackRock Intermediate Government Bond Portfolio
      BlackRock International Bond Portfolio
      BlackRock Kentucky Municipal Bond Portfolio
      BlackRock Prepared Portfolio 2010
      BlackRock Prepared Portfolio 2015
      BlackRock Prepared Portfolio 2020
      BlackRock Prepared Portfolio 2025
      BlackRock Prepared Portfolio 2030
      BlackRock Prepared Portfolio 2035
      BlackRock Prepared Portfolio 2040
      BlackRock Prepared Portfolio 2045
      BlackRock Prepared Portfolio 2050
      BlackRock Low Duration Bond Portfolio
      BlackRock Managed Income Portfolio
      BlackRock Moderate Prepared Portfolio
      BlackRock Ohio Municipal Bond Portfolio
      BlackRock Strategic Portfolio I
      BlackRock Total Return Portfolio II
      BlackRock Total Return Portfolio


Address of principal executive offices:  100 Bellevue Parkway
                                         Wilmington, DE 19809

Name and address of agent for service:   Brian Kindelan, Esq.
                                         BlackRock Advisors, LLC
                                         100 Bellevue Parkway
                                         Wilmington, DE 19809

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 9/30 and 10/31

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1 - PROXY VOTING RECORD -

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.

- SIGNATURES -

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       President and Principal Executive Officer

Date: August 24, 2007